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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

630 Fifth Avenue New York, NY	10111
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 10/31/04

Date of reporting period: 07/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

OLD WESTBURY LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2004 (Unaudited)

Shares or Principal Amount	Security Description	Value
COMMON STOCKS (97.4%)

AEROSPACE & DEFENSE (4.5%)
193,065	Honeywell International, Inc.	$7,261,175
57,510	United Technologies Corp.	5,377,185

		12,638,360

BASIC MATERIALS (3.1%)
62,670	E.I. du Pont de Nemours & Co.	2,686,663
71,180	International Paper Co.	3,077,112
83,790	Monsanto Co.	3,038,225

		8,802,000

CAPITAL GOODS (1.7%)
74,740	Deere & Co.	4,694,419

COMMUNICATION SERVICES (3.3%)
183,000	AT&T Wireless Services, Inc. (b)	2,642,520
187,895	Avaya, Inc. (b)	2,752,662
250,810	Motorola, Inc.	3,995,403

		9,390,585

COMPUTER RELATED (6.7%)
235,305	Cisco Systems, Inc. (b)	4,908,462
107,095	Dell, Inc. (b)	3,798,660
252,975	EMC Corp. (b)	2,775,136
30,145	International Business Machines Corp.	2,624,725
52,780	Lexmark International, Inc. (b)	4,671,030

		18,778,013

COMPUTER SOFTWARE/SERVICES (6.0%)
64,960	Adobe Systems, Inc.	2,740,013
327,130	Microsoft Corp.	9,310,120
161,610	Yahoo!, Inc. (b)	4,977,588

		17,027,721

CONSUMER CYCLICAL (6.4%)
78,980	Bed Bath & Beyond, Inc. (b)	2,795,102
46,570	Best Buy Co., Inc.	2,242,811
176,585	Gap, Inc. (The)	4,008,480
71,850	International Game Technology	2,323,629
127,495	Wal-Mart Stores, Inc.	6,758,510

		18,128,532

CONSUMER STAPLES (8.3%)
80,785	Anheuser-Busch Cos., Inc.	4,192,742
143,780	Avon Products, Inc.	6,183,977
101,900	Coca-Cola Co. (The)	4,469,334
64,000	Hershey Foods Corp.	3,100,160
159,520	Sysco Corp.	5,495,464

		23,441,677

CRUISE LINES (1.3%)
78,150	Carnival Corp.	3,642,572

DIVERSIFIED (6.0%)
79,080	3M Co.	6,513,028
176,535	General Electric Co.	5,869,789
49,130	Illinois Tool Works, Inc.	4,447,248

		16,830,065

ENERGY (7.3%)
80,535	Baker Hughes, Inc.	3,245,561
69,200	ConocoPhillips	5,450,884
37,420	Devon Energy Corp.	2,600,316
202,290	Exxon Mobil Corp.	9,366,026

		20,662,787

FINANCE (17.4%)
114,885	American Express Co.	5,772,970
56,750	Bank of America Corp.	4,824,318
156,995	Citigroup, Inc.	6,921,909
60,850	Goldman Sachs Group, Inc. (The)	5,366,362
55,390	Hartford Financial Services Group, Inc. (The)	3,605,889
142,510	Mellon Financial Corp.	3,916,175
126,855	Morgan Stanley	6,257,756
109,360	Prudential Financial, Inc.	5,091,802
150,090	U.S. Bancorp	4,247,547
48,375	Wells Fargo & Co.	2,777,209

		48,781,937

HEALTHCARE (15.2%)
94,380	Amgen, Inc. (b)	5,368,334
111,650	Biomet, Inc.	4,911,484
72,300	Eli Lilly & Co.	4,606,956
57,500	Gilead Sciences, Inc. (b)	3,716,800
64,180	Johnson & Johnson	3,547,229
134,425	Medtronic, Inc.	6,676,890
217,810	Pfizer, Inc.	6,961,207
64,430	UnitedHealth Group, Inc.	4,052,647
38,200	Varian Medical Systems, Inc. (b)	2,636,182

		42,477,729

MULTIMEDIA (3.3%)
143,500	Viacom, Inc. - Class B	4,820,165
198,970	Walt Disney Co. (The)	4,594,217

		9,414,382

RESTAURANTS (1.6%)
162,695	McDonald’s Corp.	4,474,113

SEMICONDUCTORS (4.2%)
108,800	Analog Devices, Inc.	4,319,360
155,040	Applied Materials, Inc. (b)	2,631,029
89,755	Intel Corp.	2,188,227
87,860	Xilinx, Inc.	2,585,720

		11,724,336

TRANSPORTATION (1.1%)
39,205	FedEx Corp.	3,210,105

TOTAL COMMON STOCKS (Cost $244,257,747)		274,119,333

INVESTMENT COMPANY (1.9%)
5,345,750	SEI Daily Income Government II Fund	5,345,750

TOTAL INVESTMENT COMPANY (Cost $5,345,750)		5,345,750

U.S. GOVERNMENT AGENCY (0.5%)

FANNIE MAE (0.5%)
$1,500,000	1.15%, 08/11/2004	1,499,486

TOTAL U.S. GOVERNMENT AGENCY (Cost $1,499,533)		1,499,486

TOTAL INVESTMENTS (Cost $251,103,030) (a) - 99.8%		280,964,569
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		528,452

NET ASSETS - 100.0%		$281,493,021

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$35,691,910
Unrealized depreciation	(5,830,371)

Net unrealized appreciation	$29,861,539

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

Old Westbury Mid Cap Equity Fund

Portfolio of Investments	July 31, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value
COMMON STOCKS (89.7%)

ADVERTISING (1.9%)
372,350	Lamar Advertising Co. (b)	$14,972,194

AEROSPACE & DEFENSE (4.3%)
58,000	General Dynamics Corp.	5,731,560
615,500	Goodrich Corp.	19,899,115
127,344	L-3 Communications Holdings, Inc.	7,787,086

		33,417,761

COMPUTER RELATED (0.1%)
26,000	Cisco Systems, Inc. (b)	542,360

COMPUTER SOFTWARE/SERVICES (8.2%)
1,047,000	3Com Corp. (b)	5,161,710
16,000	Advent Software, Inc. (b)	253,760
1,421,000	BEA Systems, Inc. (b)	9,222,290
216,200	CNET Networks, Inc. (b)	1,973,906
236,000	FactSet Research Systems, Inc.	10,183,400
447,885	Fiserv, Inc. (b)	15,344,540
291,200	Intuit, Inc. (b)	10,902,528
19,500	Microsoft Corp.	554,970
25,000	Oracle Corp. (b)	262,750
1,072,000	Siebel Systems, Inc. (b)	8,640,320
204,500	webMethods, Inc. (b)	975,465

		63,475,639

CONSUMER CYCLICAL (11.5%)
350,375	BJ’s Wholesale Club, Inc. (b)	8,167,241
578,612	Brinker International, Inc. (b)	20,720,096
372,600	Dick’s Sporting Goods, Inc. (b)	12,109,500
290,781	Dollar Tree Stores, Inc. (b)	7,824,917
269,000	Gentex Corp.	9,630,200
292,500	Lowe’s Cos., Inc.	14,250,600
443,243	Tiffany & Co.	15,845,937

		88,548,491

CONSUMER STAPLES (4.4%)
283,816	Anheuser-Busch Cos., Inc.	14,730,050
12,000	Colgate-Palmolive Co.	638,400
231,469	Kraft Foods, Inc.-Class A	7,071,378
429,000	Pactiv Corp. (b)	10,115,820
15,000	PepsiCo, Inc.	750,000
25,000	Sysco Corp.	861,250

		34,166,898

DIVERSIFIED (1.7%)
508,500	Thomas & Betts Corp.	13,373,550

ENERGY (4.8%)
24,000	Apache Corp.	1,116,720
10,000	BP Plc - ADR	563,600
32,000	Burlington Resources, Inc.	1,221,440
387,480	Exxon Mobil Corp.	17,940,324
349,800	Weatherford International Ltd. (b)	16,363,644

		37,205,728

ENVIRONMENTAL SERVICES (0.8%)
676,400	Allied Waste Industries, Inc. (b)	6,249,936

FINANCE (13.8%)
143,000	AFLAC, Inc.	5,668,520
20,000	American Express Co.	1,005,000
14,000	American International Group, Inc.	989,100
552,200	Arthur J. Gallagher & Co.	17,101,633
15,000	Citigroup, Inc.	661,350
400,170	Federated Investors, Inc.- Class B	11,248,779
239,311	Fifth Third Bancorp	11,812,391
188,400	Legg Mason, Inc.	14,796,936
325,300	Merrill Lynch & Co., Inc.	16,173,916
201,403	Nationwide Financial Services, Inc.- Class A	7,143,764
159,500	Protective Life Corp.	5,781,875
419,000	SEI Investments Co.	12,850,730

		105,233,994

HEALTHCARE (12.2%)
482,400	Affymetrix, Inc. (b)	13,029,624
10,000	Amgen, Inc. (b)	568,800
209,000	C.R. Bard, Inc.	11,536,800
154,100	Celgene Corp. (b)	8,218,153
431,000	Community Health Systems, Inc. (b)	10,606,910
293,000	Fisher Scientific International, Inc. (b)	17,052,600
12,000	Johnson & Johnson	663,240
15,000	Medtronic, Inc.	745,050
12,000	UnitedHealth Group, Inc.	754,800
145,500	Vertex Pharmaceuticals, Inc. (b)	1,342,965
384,450	Zimmer Holdings, Inc. (b)	29,337,379

		93,856,321

INDUSTRIALS (9.7%)
244,800	Avery-Dennison Corp.	14,827,536
239,200	Dover Corp.	9,491,456
561,600	Joy Global, Inc.	16,673,904
389,800	Vulcan Materials Co.	18,562,276
294,200	W.W. Grainger, Inc.	15,577,890

		75,133,062

MATERIALS (3.8%)
309,000	Bowater, Inc.	11,525,700
20,000	Ecolab, Inc.	610,000
646,400	Herman Miller, Inc.	17,323,520

		29,459,220

MULTIMEDIA (3.6%)
135,500	E.W. Scripps Co. - Class A (The)	13,877,910
316,300	New York Times Co. - Class A (The)	13,158,080
32,000	Walt Disney Co. (The)	738,880

		27,774,870

SEMICONDUCTORS (3.1%)
16,000	Analog Devices, Inc.	635,200
40,000	Applied Materials, Inc. (b)	678,800
26,600	Intel Corp.	648,508
1,208,400	JDS Uniphase Corp. (b)	4,168,980
1,028,500	PMC-Sierra, Inc. (b)	12,218,580
1,884,500	Vitesse Semiconductor Corp. (b)	5,276,600

		23,626,668

TRANSPORTATION (5.8%)
309,020	Expeditors International of Washington, Inc.	14,341,619
508,000	JetBlue Airways Corp. (b)	12,095,480
24,000	Landstar System, Inc. (b)	1,195,440
736,890	Southwest Airlines Co.	10,662,798
92,900	United Parcel Service, Inc. - Class B	6,685,084

		44,980,421

TOTAL COMMON STOCKS (Cost $629,968,032)		692,017,113

U.S. GOVERNMENT AGENCIES (4.9%)

FANNIE MAE (4.9%)
$18,000,000	1.25%, 08/03/2004	17,998,126
10,000,000	1.11%, 08/04/2004	9,998,827
10,000,000	1.43%, 09/22/2004	9,980,685

TOTAL U.S. GOVERNMENT AGENCIES (Cost $37,977,169)		37,977,638

INDEX-LINKED TRUST (4.1%)
296,200	S&P 400 Mid-Cap Depositary Receipt	31,361,656

TOTAL INDEX-LINKED TRUST (Cost $25,709,899)		31,361,656

INVESTMENT COMPANY (1.4%)
10,574,300	Federated Trust for U.S. Treasury Obligations	10,574,300

TOTAL INVESTMENT COMPANY (Cost $10,574,300)		10,574,300

TOTAL INVESTMENTS (Cost $704,229,400) (a) - 100.1%		771,930,707
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(1,008,959)

NET ASSETS - 100.0%		$770,921,748

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$111,097,135
Unrealized depreciation	(43,395,828)

Net unrealized appreciation	$67,701,307

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

ADR – American Depositary Receipt

Old Westbury International Fund
Portfolio of Investments	July 31, 2004
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (95.9%)

FINLAND (1.2%)

BASIC MATERIALS (1.2%)
448,272	UPM-Kymmene Oyj	$8,710,714

FRANCE (8.1%)

BUILDING PRODUCTS (1.7%)
147,266	Lafarge SA	12,623,828

CHEMICALS (1.1%)
49,574	L’Air Liquide SA	8,027,584

CONSUMER GOODS (1.4%)
260,310	Valeo SA	10,574,127

FINANCE (2.2%)
277,963	BNP Paribas SA	16,190,544

SERVICES (1.7%)
305,197	Accor SA	12,963,356

TOTAL FRANCE		60,379,439

GERMANY (6.9%)

CHEMICALS (1.0%)
141,356	BASF AG	7,522,204

DIVERSIFIED (2.2%)
237,160	Siemens AG - Registered	16,614,925

FINANCE (2.2%)
241,380	Deutsche Bank AG - Registered	16,715,861

TELECOMMUNICATIONS (1.5%)
652,525	Deutsche Telekom AG (b)	10,919,948

TOTAL GERMANY		51,772,938

HONG KONG (9.0%)

DIVERSIFIED (7.7%)
16,535,616	China Resources Enterprises Ltd.	20,351,919
6,108,493	Citic Pacific Ltd.	14,762,475
3,334,905	Hutchison Whampoa Ltd.	22,553,798

		57,668,192

TRANSPORTATION (1.3%)
27,906,410	Sinotrans Ltd. - Class H	9,481,206

TOTAL HONG KONG		67,149,398

ITALY (3.9%)

ENERGY (2.4%)
873,534	Eni SpA	17,983,927

MULTIMEDIA (1.5%)

1,068,140	Mediaset SpA	11,393,850

TOTAL ITALY		29,377,777

JAPAN (27.6%)

ADVERTISING (0.7%)
2,144	Dentsu, Inc.	5,463,156

BASIC MATERIALS (2.5%)
4,912,970	Nippon Steel Corp.	9,962,148
1,984,709	NSK Ltd.	8,850,212

		18,812,360

CONSUMER GOODS (4.9%)
207,804	Honda Motor Co. Ltd.	10,105,403
250,896	Kao Corp.	6,213,027
250,192	Toyota Motor Corp.	10,056,616
645,083	Yamaha Corp.	9,781,439

		36,156,485

DISTRIBUTION (0.8%)
592,964	Mitsubishi Corp.	5,703,265

DIVERSIFIED (1.0%)
1,029,853	Sumitomo Corp.	7,188,781

ELECTRONICS & ELECTRICAL EQUIPMENT (5.7%)
2,040,713	NEC Corp.	12,725,275
120,654	NEC Electronics Corp.	6,235,405
337,331	Olympus Corp.	6,522,348
934,972	Sumitomo Electric Industries Ltd.	8,892,112
180,450	Tokyo Electron Ltd.	8,823,763

		43,198,903

FINANCE (5.7%)
1,862	Mitsubishi Tokyo Financial Group, Inc.	16,656,174
839,256	Nomura Holdings, Inc.	11,505,838
859	Sapporo Hokuyo Holdings, Inc.	5,302,517
922,431	Sompo Japan Insurance, Inc.	9,095,614

		42,560,143

HEALTHCARE (1.0%)
159,381	Takeda Pharmaceutical Co. Ltd.	7,450,316

MACHINERY / MACHINE TOOLS (1.2%)
1,541,718	Amada Co. Ltd.	8,742,235

REAL ESTATE (1.6%)
1,049,112	Sumitomo Realty & Development Co. Ltd.	11,944,939

TELECOMMUNICATIONS (1.6%)
6,876	NTT DoCoMo, Inc.	11,968,454

TRANSPORTATION (0.9%)
871,123	Keio Electric Railway Co. Ltd.	4,634,839
535,229	Sumitomo Warehouse Co. Ltd. (The)	2,180,198

		6,815,037

TOTAL JAPAN		206,004,074

NETHERLANDS (8.5%)

CONSUMER GOODS (2.1%)
252,353	Unilever NV CVA	15,540,418

ELECTRONICS & ELECTRICAL EQUIPMENT (1.8%)
559,677	Philips Electronics NV	13,570,802

ENERGY (2.4%)
352,439	Royal Dutch Petroleum Co.	17,681,376

FINANCE (2.2%)
720,206	ING Groep - NV CVA	16,717,540

TOTAL NETHERLANDS		63,510,136

NORWAY (1.5%)

TELECOMMUNICATIONS (1.5%)
1,613,438	Telenor ASA	10,991,994

SINGAPORE (1.4%)

REAL ESTATE (1.4%)
2,873,263	City Developments Ltd.	10,185,619

SPAIN (2.2%)

FINANCE (0.5%)
301,766	Banco Bilbao Vizcaya Argentaria SA	4,018,223

TELECOMMUNICATIONS (1.7%)
826,455	Telefonica SA	12,049,581

TOTAL SPAIN		16,067,804

SWEDEN (0.5%)

FINANCE (0.5%)
567,641	Nordea AB	3,864,950

SWITZERLAND (5.2%)

FINANCE (1.3%)
306,381	Credit Suisse Group (b)	9,830,727

HEALTHCARE (3.9%)
411,214	Novartis AG - Registered	18,401,533
109,523	Roche Holding AG - Genusschein	10,829,452

		29,230,985

TOTAL SWITZERLAND		39,061,712

UNITED KINGDOM (19.9%)

CONSUMER GOODS (2.7%)
2,125,743	Compass Group Plc	12,360,117
1,719,104	Tesco Plc	7,955,935

		20,316,052

ENERGY (1.1%)
866,833	BP Plc	8,133,667

FINANCE (9.0%)
870,609	Barclays Plc	7,282,530
1,366,529	HSBC Holdings Plc	20,066,086
2,114,433	Prudential Plc	17,437,029
780,771	Royal Bank of Scotland Group Plc (The)	21,949,995

		66,735,640

HEALTHCARE (2.2%)
812,174	GlaxoSmithKline Plc	16,496,945

TELECOMMUNICATIONS (3.4%)
1,946,823	BT Group Plc	6,682,127
8,681,857	Vodafone Group Plc	18,826,617

		25,508,744

TOBACCO (1.5%)
732,114	British American Tobacco Plc	11,129,772

TOTAL UNITED KINGDOM		148,320,820

Total COMMON STOCKS (Cost $653,588,307)		715,397,375

INVESTMENT COMPANY (0.6%)
4,163,100	Federated Trust for U.S. Treasury Obligations	4,163,100

Total INVESTMENT COMPANY (Cost $4,163,100)		4,163,100

WARRANT (0.1%)

SINGAPORE (0.1%)

REAL ESTATE (0.1%)
252,867	City Developments Ltd., Expires 05/10/2006	523,148

Total WARRANT (Cost $0)	523,148

Total Investments (Cost $657,751,407) (a) - 96.6%	720,083,623
Other assets in excess of liabilities - 3.4%	24,979,040

NET ASSETS - 100.0%	$745,062,663

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$92,123,069
Unrealized depreciation	(29,790,853)

Net unrealized appreciation	$62,332,216

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

Old Westbury Fixed Income Fund

Portfolio of Investments	July 31, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. GOVERNMENT AGENCIES (55.2%)

FANNIE MAE (10.6%)
$3,100,000	1.18%, 08/27/2004	$3,097,053
2,200,000	1.28%, 09/08/2004	2,196,722
400,000	5.75%, 06/15/2005	412,324
2,851	8.00%, 09/01/2006	2,961
2,000,000	7.25%, 01/15/2010, Series B	2,288,740
39,026	7.50%, 08/01/2025, Pool #250322	41,934

		8,039,734

FEDERAL AGRICULTURAL MORTGAGE CORP. (0.7%)
500,000	5.90%, 03/03/2009, MTN	537,974

FEDERAL HOME LOAN BANKS (41.8%)
8,000,000	1.15%, 08/11/2004	7,997,263
5,000,000	1.35%, 09/27/2004	4,988,720
1,705,000	2.00%, 11/15/2004	1,707,056
200,000	3.88%, 12/15/2004, Series 273	201,568
500,000	4.38%, 02/15/2005, Series 8905	506,102
815,000	5.38%, 02/15/2005	829,267
500,000	7.13%, 02/15/2005	513,393
100,000	7.59%, 03/10/2005, Series Q-05	103,281
600,000	4.13%, 05/13/2005, Series GJ05	608,887
650,000	7.25%, 05/13/2005	675,768
850,000	5.38%, 02/15/2006, Series 2E06	884,227
1,550,000	4.75%, 05/15/2006, Series 6F06	1,601,094
2,450,000	5.38%, 05/15/2006	2,557,232
395,000	5.25%, 08/15/2006	412,427
4,495,000	4.88%, 11/15/2006, Series TV06	4,657,953
500,000	6.50%, 11/15/2006, Series TD06	537,034
1,100,000	2.88%, 02/15/2007, Series T307	1,090,522
700,000	4.88%, 05/15/2007, Series IH07	728,263
1,000,000	6.63%, 11/15/2010, Series ID10	1,114,731

		31,714,788

FREDDIE MAC (0.0%)
4,082	7.50%, 05/01/2005, Pool #140094	4,156

GOVERNMENT NATIONAL MORTGAGE ASSOC. (0.5%)
333,708	8.50%, 10/15/2017, Pool #780291	367,802
1,508	9.00%, 02/15/2020, Pool #285639	1,698

		369,500

PRIVATE EXPORT FUNDING (1.6%)
380,000	6.62%, 10/01/2005, Series WW	398,161
300,000	5.34%, 03/15/2006, Series M	312,305
500,000	7.95%, 11/01/2006, Series UU	507,128

		1,217,594

Total U.S. GOVERNMENT AGENCIES (Cost $41,517,305)		41,883,746

U.S. GOVERNMENT SECURITIES (32.0%)

U.S. TREASURY BONDS (15.1%)
6,000,000	6.00%, 02/15/2026	6,550,548
2,500,000	5.25%, 02/15/2029	2,485,645
1,850,000	3.38%, 04/15/2032 (b)	2,375,470

		11,411,663

U.S. TREASURY NOTES (16.9%)
890,000	2.13%, 08/31/2004	890,626
1,025,000	5.75%, 11/15/2005	1,069,884
500,000	6.88%, 05/15/2006	537,305
2,300,000	7.00%, 07/15/2006	2,488,042
925,000	6.50%, 10/15/2006	997,663
1,900,000	6.13%, 08/15/2007	2,063,356
2,250,000	4.75%, 11/15/2008	2,359,337
1,000,000	4.25%, 01/15/2010 (b)	1,291,061
500,000	5.75%, 08/15/2010	548,301
500,000	3.00%, 07/15/2012 (b)	571,401

		12,816,976

Total U.S. GOVERNMENT SECURITIES (Cost $22,728,444)		24,228,639

CORPORATE BONDS (8.3%)
CHEMICALS (2.2%)
1,650,000	Union Carbide Corp., 6.79%, 06/01/2025, (put 06/01/2005)	1,678,875

CONSUMER CYCLICAL (0.6%)
402,021	Wal-Mart Stores, Inc., Series 92A1, 7.49%, 06/21/2007	434,621

ENERGY (1.3%)
400,000	ChevronTexaco Corp., 6.63%, 10/01/2004	403,160
78,880	ChevronTexaco Corp., 8.11%, 12/01/2004	80,463
475,000	Illinova Corp., 6.75%, 03/15/2005	484,500

		968,123

FINANCE (3.6%)
1,024,938	3M Employee Stock Ownership Plan Trust *, 5.62%, 07/15/2009	1,082,313
500,000	General Electric Capital Corp., Series A, MTN, 4.25%, 01/28/2005	505,557
500,000	General Motors Acceptance Corp., MTN, 6.75%, 01/15/2006	523,607
390,000	John Deere Capital Corp., 5.13%, 10/19/2006	405,343
252,000	Natural Rural Utilities Cooperative Finance Corp., 5.75%, 11/01/2008	267,104

		2,783,924

HEALTHCARE (0.2%)
130,000	Kaiser Foundation Hospital, 9.55%, 07/15/2005	138,085

YANKEE (0.4%)
200,000	BP Canada Energy Co., 6.75%, 02/15/2005	205,178
100,000	International Bank for Reconstruction & Development, 7.00%, 01/27/2005	102,310

		307,488

Total CORPORATE BONDS (Cost $6,137,392)		6,311,116

MUNICIPAL BONDS (1.9%)

ALABAMA (1.5%)
1,000,000	Alabama Special Care Facilities Finance Authority, Mobile Hospital Revenue Bonds Charity Obligation Group, Series A, 5.00%, 11/01/2014, (Escrowed to Maturity)	1,061,809

NEW YORK (0.0%)
25,000	New York State Dormitory Authority Revenue Bonds, Taxable, Series B, 2.60%, 12/15/2007	24,230

TEXAS (0.4%)
320,000	Texas State GO, Taxable, 6.15%, 12/01/2006	336,298

Total MUNICIPAL BONDS (Cost $1,408,941)		1,422,337

INVESTMENT COMPANY (1.6%)
1,222,400	SEI Daily Income Government II Fund	1,222,400

Total INVESTMENT COMPANY (Cost $1,222,400)		1,222,400

Total Investments (Cost $73,014,482) (a) - 99.0%		75,068,238
Other assets in excess of liabilities - 1.0%		746,899

NET ASSETS - 100.0%		$75,815,137

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,484,580
Unrealized depreciation	(430,824)

Net unrealized appreciation	$2,053,756

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Inflation protected security.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

GO—General Obligations

MTN—Medium Term Note

Old Westbury Municipal Bond Fund Portfolio of Investments (Unaudited)	July 31, 2004

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS (95.6%)

ALABAMA (1.2%)
$445,000	Alabama State Public School & College Authority Campus Improvement & Economic Development Revenue Bonds, 4.00%, 12/01/2012, (FGIC)	$452,636
110,000	Alabama State Public School & College Revenue Bonds, Series C, 5.00%, 05/01/2013, (FSA)	117,785
400,000	Alabama Water Pollution Control Authority Revenue Bonds, 5.50%, 08/15/2014, (AMBAC)	438,736

		1,009,157

ARIZONA (1.1%)
800,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A, 5.00%, 07/01/2014	871,408

ARKANSAS (0.2%)
200,000	Beaver Water District, Benton & Washington County Revenue Bonds, 3.00%, 11/15/2006, (AMBAC)	203,804

CALIFORNIA (1.6%)
500,000	Los Altos School District GO, Series B, 5.00%, 08/01/2017	524,010
200,000	Napa Valley Unified School District GO, 5.00%, 08/01/2017, (MBIA)	211,936
500,000	San Jose Unified School District GO, Santa Clara County, Series A, 5.25%, 08/01/2016, (FSA)	540,640

		1,276,586

COLORADO (2.2%)
650,000	Colorado Water Reserve & Power Development Revenue Bonds, Series C, 5.00%, 09/01/2015, (MBIA)	702,071
575,000	Denver City & County Medical Facilities GO, Series B, 4.25%, 08/01/2017, (MBIA)	572,574
485,000	Longmont Sales & Use Tax Revenue Bonds, 5.63%, 11/15/2017	535,115

		1,809,760

CONNECTICUT (3.5%)
600,000	Connecticut State GO, Series E, 5.00%, 08/15/2011	654,516
150,000	Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series E, 4.75%, 11/01/2013, (FGIC)	160,136
1,385,000	Danbury GO, 5.00%, 08/01/2014, (FGIC)	1,516,755
500,000	Torrington GO, 4.88%, 09/15/2005, (FGIC)	518,565

		2,849,972

FLORIDA (1.3%)
200,000	Clearwater Housing Authority Revenue Bonds, 4.95%, 06/01/2007, (FSA)	210,946
250,000	Florida State Division of Bond Finance Department General Services Revenue Bonds, Series A, 5.38%, 07/01/2010, (FGIC)	275,138
400,000	Miami-Dade County Water & Sewer Revenue Bonds, 4.00%, 10/01/2005, (MBIA)	411,060
150,000	Port Orange Water & Sewer Revenue Bonds, 5.00%, 10/01/2016, (AMBAC)	161,094

		1,058,238

ILLINOIS (11.1%)
400,000	Chicago Board of Education, Chicago School Reformatory GO, 6.75%, 12/01/2008, (AMBAC)	461,828
500,000	Chicago GO, Series A-2, 6.25%, 01/01/2013, (AMBAC)	584,070
315,000	Chicago GO, Series B, 5.00%, 01/01/2011, (AMBAC)	340,197
225,000	Chicago Neighborhoods Alive 21 Program GO, Series A, 5.88%, 01/01/2019, (FGIC)	251,390
115,000	Cook County School District No. 100 Berwyn South GO, Series D, 3.25%, 12/01/2007, (FSA)	117,659
100,000	Cook County School District No. 100 Berwyn South GO, Series D, 4.00%, 12/01/2009, (FSA)	103,809
155,000	Cook County School District No. 100 Berwyn South GO, Series D, 4.00%, 12/01/2011, (FSA)	158,560
150,000	Cook County School District No. 100 Berwyn South GO, Series D, 5.00%, 12/01/2012, (FSA)	162,995
285,000	Cook County School District No. 100 Berwyn South GO, Series D, 5.00%, 12/01/2013, (FSA)	309,638
150,000	Cook County School District No. 153 Homewood GO, Series A, 5.00%, 12/01/2009	163,005
285,000	Cook County School District No. 92.5 Westchester GO, 5.00%, 12/01/2010, (FSA)	310,385
150,000	Du Page County Community Unit School District No. 202 Lisle GO, 5.55%, 12/30/2017, (FSA)	163,539
100,000	Du Page County High School District No. 087 Glenbard Township GO, Series A, 4.50%, 12/01/2005	103,450
260,000	Freeport Sewer System Improvements GO, 5.55%, 12/01/2014, (AMBAC)	287,542

100,000	Gail Borden Public Library District GO, 4.63%, 12/15/2008, (FGIC)	106,937
450,000	Illinois State GO, 5.00%, 06/01/2015, (MBIA)	480,870
500,000	Illinois State GO, First Series, 5.00%, 12/01/2009, (FSA)	543,865
500,000	Illinois State GO, First Series, 5.50%, 08/01/2015	543,700
400,000	Illinois State Sales Tax Revenue Bonds, Series Z, 5.00%, 06/15/2012	428,556
210,000	Kane County Community Unit School District No. 304 Geneva GO, 6.10%, 06/01/2006, (FGIC)	225,229
80,000	Northern Illinois University Auxiliary Facilities Systems Revenue Bonds, 5.50%, 04/01/2013, (AMBAC)	87,330
100,000	Piatt, Champaign & De Witt Counties Community School District No. 025 GO, Series B, 4.60%, 10/01/2012, (MBIA)	105,725
100,000	Rockford GO, Series A, 5.38%, 12/15/2013, (FSA)	108,876
2,000,000	Rosemont GO, Series A, 5.00%, 12/01/2019, (FGIC)	2,091,479
140,000	Saline & Gallatin Counties, Community Unit School District No. 4 GO, 5.75%, 10/01/2004, (FGIC)	141,012
460,000	University of Illinois Certificates of Participation, U I-Intergrate Project, 5.00%, 10/01/2014, (AMBAC)	498,695
250,000	Will County, School District No. 122 GO, Series B, 5.20%, 11/01/2016, (FGIC)	265,945

		9,146,286

INDIANA (8.2%)
150,000	Avon Two Thousand School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2006, (FGIC)	158,226
100,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, 5.05%, 07/15/2005, (FSA)	103,403
315,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/10/2014, (FSA)	334,095
115,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, 5.13%, 07/10/2015, (FSA)	122,119
460,000	Franklin Community Multiple School Building Corp., First Mortgage Revenue Bonds, 5.13%, 07/15/2012, (FSA)	498,663
75,000	Franklin Township School Building Corp., Marion County, First Mortgage Revenue Bonds, 5.75%, 07/15/2010	85,064
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, 5.38%, 07/15/2016, (MBIA)	190,649

485,000	Indiana Bond Bank, Special Program-South Bend Revenue Bonds, Series E, 5.00%, 09/01/2016, (MBIA)	511,399
250,000	Indiana Bond Bank, Special Project Revenue Bonds, Series A, 6.25%, 02/01/2011, (AMBAC)	286,235
500,000	Indiana Transportation Finance Authority Highway Revenue Bonds, Series B, 5.00%, 12/01/2009, (AMBAC)	536,064
275,000	Indianapolis-Marion County Public Library GO, Series A, 4.60%, 07/01/2018	280,313
145,000	Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, 5.05%, 07/15/2011, (FSA)	157,805
400,000	Marion County Convention & Recreational Facilities Authority Excise Tax Revenue Bonds, Series A, 5.50%, 06/01/2013, (MBIA)	442,048
700,000	Mount Vernon of Hancock County Multiple School Building Corp., First Mortgage Revenue Bonds, Series A, 5.25%, 01/15/2014, (State Aid Withholding)	749,097
170,000	Noblesville Elementary Intermediate School Building Corp., First Mortgage GO, 5.30%, 07/15/2009, (FSA)	186,898
205,000	Noblesville Elementary Intermediate School Building Corp., First Mortgage GO, 5.50%, 07/15/2012, (FSA)	225,695
500,000	Noblesville Industrial Redevelopment Authority, Economic Development Revenue Bonds, 5.00%, 07/15/2016, (AMBAC)	527,795
460,000	Noblesville Southeastern Public Library Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2014, (FGIC)	494,804
130,000	Noblesville West School Building Corp., First Mortgage Revenue Bonds, 4.65%, 07/05/2005, (State Aid Withholding)	133,337
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, 5.00%, 01/15/2016, (FGIC)	169,146
370,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2016, (FGIC)	391,149
135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, 4.75%, 01/15/2011, (FGIC)	143,930

		6,727,934

IOWA (1.0%)
250,000	Iowa City Packaging Facilities Revenue Bonds, 5.88%, 07/01/2015, (MBIA)	279,953
500,000	Iowa Finance Authority Iowa State Revolving Fund Revenue Bonds, 5.25%, 02/01/2010	549,825

		829,778

KANSAS (1.3%)
975,000	Johnson County Water District No. 001 Water Revenue Bonds, 5.00%, 12/01/2013	1,053,761

KENTUCKY (0.6%)
195,000	Harlan County School District Finance Corp., School Building Revenue Bonds, Second Series, 4.20%, 06/01/2015	197,098
200,000	Harlan County School District Finance Corp., School Building Revenue Bonds, Second Series, 4.30%, 06/01/2016	202,302
120,000	Hopkins County Detention Facility Project GO, 5.63%, 02/01/2016, (FGIC)	132,154

		531,554

MAINE (0.3%)
250,000	Maine Municipal Bond Bank Revenue Bonds, Series B, 5.25%, 11/01/2015	270,623

MASSACHUSETTS (2.8%)
260,000	Lawrence GO, 4.63%, 03/15/2014, (MBIA-State Aid Withholding)	271,794
340,000	Massachusetts State Consolidation Loan GO, Series B, 4.00%, 08/01/2008, (Escrowed to Maturity)	355,963
500,000	Massachusetts State Consolidation Loan GO, Series D, 5.50%, 11/01/2015	559,970
1,000,000	Massachusetts State Special Obligation Consolidation Loan Revenue Bonds, Series A, 5.50%, 06/01/2016, (FGIC)	1,128,840

		2,316,567

MICHIGAN (5.9%)
195,000	Cedar Springs Public School District School Building & Site GO, 5.25%, 05/01/2016, (Q-SBLF)	212,275
130,000	Central Montcalm Public Schools GO, 5.35%, 05/01/2011, (MBIA Q-SBLF)	141,977
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, 5.00%, 07/01/2013, (FGIC)	268,700
240,000	Dundee Community School District School Building & Site GO, 5.38%, 05/01/2014, (Q-SBLF)	260,050
250,000	Dundee Community School District School Building & Site GO, 5.38%, 05/01/2019, (Q-SBLF)	268,213

325,000	East Lansing School District School Building & Site GO, 5.35%, 05/01/2016, (Q-SBLF)	352,261
150,000	Galesburg-Augusta Community Schools GO, 5.38%, 05/01/2014, (Q-SBLF)	162,531
275,000	Gibraltar School District Judgement Bonds GO, 5.00%, 05/01/2007, (MBIA)	293,700
500,000	Livonia Public School District Building & Site GO, 5.63%, 05/01/2014, (FGIC)	564,509
750,000	Michigan State Trunk Line Revenue Bonds, Series A, 5.25%, 11/01/2013	828,179
345,000	Portage Public School Building & Site GO, 5.00%, 05/01/2014, (FSA)	370,413
150,000	St. John’s Public Schools GO, 5.00%, 05/01/2013, (FGIC Q-SBLF)	158,900
150,000	Van Buren County GO, 5.00%, 05/01/2015, (AMBAC)	158,547
375,000	Warren Transportation Fund GO, 5.00%, 06/01/2016	393,428
400,000	Zeeland Public Schools GO, 5.00%, 05/01/2020, (Q-SBLF)	414,524

		4,848,207

MINNESOTA (0.7%)
500,000	Minnesota Public Facilities Authority Water Pollution Control Revenue Bonds, Series A, 5.13%, 03/01/2013	536,280

NEBRASKA (0.2%)
185,000	Douglas County School District No. 054 Ralston Public School GO, 4.60%, 12/15/2012, (FSA)	195,813

NEVADA (2.6%)
1,000,000	Nevada State GO, Series C, 5.00%, 07/01/2005	1,031,540
500,000	Washoe County GO, 5.00%, 06/01/2017, (MBIA)	514,215
525,000	Washoe County School District GO, 5.13%, 06/01/2011, (FGIC)	567,042

		2,112,797

NEW JERSEY (4.8%)
185,000	Evesham Municipal Utilities Authority Revenue Bonds, Series A, 4.00%, 07/01/2013, (AMBAC)	186,893
200,000	Freehold Regional High School District GO, 5.00%, 03/01/2018, (FGIC)	216,818
495,000	Gloucester County Authority Lease Revenue Bonds, Series A, 5.00%, 12/01/2018, (AMBAC)	522,997
410,000	New Jersey State Certificates of Participation, 5.25%, 06/15/2011, (FSA)	447,437
105,000	New Jersey State Educational Facilities Authority, Drew University Revenue Bonds, Series C, 4.00%, 07/01/2013, (FGIC)	106,599

200,000	New Jersey State Transportation Authority Systems Revenue Bonds, Series A, 5.25%, 12/15/2012, (AMBAC)	220,956
670,000	New Jersey State Transportation Authority Systems Revenue Bonds, Series C, 5.38%, 12/15/2007	729,040
1,435,000	Passaic Valley Water Commission, Water Supply Revenue Bonds, 5.00%, 12/15/2018, (FSA)	1,556,014

		3,986,754

NEW MEXICO (1.3%)
1,000,000	New Mexico Finance Authority, State Office Building Tax Revenue Bonds, Series A, 5.00%, 06/01/2015	1,061,590

NEW YORK (5.1%)
450,000	Bath Central School District GO, 4.50%, 06/15/2015, (FGIC-State Aid Withholding)	465,701
1,000,000	Metropolitan Transportation Authority Revenue Bonds, Series A, 5.50%, 11/15/2013, (AMBAC)	1,134,780
20,000	New York City GO, Series D, 6.00%, 02/15/2020, (pre-refunded 02/15/2005 @ 101)	20,714
150,000	New York Local Government Assistance Corp. Revenue Bonds, Series B, 5.25%, 04/01/2005, (MBIA)	153,819
1,000,000	New York State Dormitory Authority, State University Educational Facilities RevenueBonds, 6.00%, 05/15/2016, (MBIA)	1,135,549
280,000	Schuylerville Central School District GO, 5.00%, 06/15/2015, (FSA-State Aid Withholding)	301,109
100,000	Sherrill School District GO, 5.00%, 06/15/2014, (FGIC-State Aid Withholding)	108,032
100,000	Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, 5.00%, 11/15/2007	107,856
400,000	Webster Central School District GO, 5.00%, 06/15/2014, (FSA-State Aid Withholding)	435,568
300,000	William Floyd Union Free School District, Mastics-Moriches-Shirley GO, 5.00%, 06/15/2012, (MBIA-State Aid Withholding)	328,587

		4,191,715

NORTH CAROLINA (0.4%)
300,000	Brunswick County GO, 5.00%, 05/01/2015, (FGIC)	324,561

OHIO (5.8%)
500,000	Cincinnati City School District, Classroom Facilities Construction & Improvement GO, 5.00%, 12/01/2005,(FSA)	521,515
100,000	Cincinnati GO, 5.00%, 12/01/2012	107,200

300,000	Cincinnati GO, 5.00%, 12/01/2015	318,690
175,000	Clearview Local School District School Improvement GO, 6.65%, 12/01/2017, (School District Credit Program)	222,728
1,000,000	Delaware City School District GO, 5.00%, 12/01/2015, (MBIA)	1,082,600
520,000	Lorain City School District, Classroom Facilities Improvement GO, 5.00%, 12/01/2012, (MBIA-School District Credit Program)	569,722
100,000	Ohio State Higher Educational Facilities, University of Dayton Revenue Bonds, 5.20%, 12/01/2010, (AMBAC)	108,244
1,000,000	Stark County GO, 5.25%, 12/01/2015, (AMBAC)	1,110,670
500,000	Toledo City School District, School Facilities Improvement GO, 5.00%, 12/01/2015, (FSA-School District Credit Program)	537,945
175,000	Wellston City School District GO, 5.80%, 12/01/2013	201,889

		4,781,203

OREGON (2.0%)
400,000	Oregon State Department of Administrative Services Certificates of Participation, Series C, 5.00%, 11/01/2008, (MBIA)	433,948
750,000	Oregon State Department of Administrative Services GO, 4.00%, 12/01/2012	765,030
435,000	Oregon State Department of Administrative Services GO, 5.00%, 12/01/2013	473,332

		1,672,310

PENNSYLVANIA (0.3%)
215,000	New Castle Area School District GO, 4.40%, 03/01/2011, (MBIA-State Aid Withholding)	227,169

PUERTO RICO (0.7%)
500,000	Puerto Rico Housing Finance Authority, Single Family Revenue Bonds, 5.00%, 12/01/2012, (HUD Loan)	544,685

RHODE ISLAND (0.7%)
500,000	Rhode Island State Economic Development Corp. Department of Transportation Revenue Bonds, Series A, 5.00%, 06/15/2014, (FSA)	539,460

SOUTH CAROLINA (1.6%)
250,000	McCormick County School District GO, 5.00%, 03/01/2012, (SCSDE)	272,013
1,000,000	Richland County School District No. 001 GO, 4.75%, 03/01/2014, (SCSDE)	1,072,720

		1,344,733

TENNESSEE (3.0%)
365,000	Kingsport GO, 5.00%, 03/01/2014, (AMBAC)	397,014
340,000	Kingsport GO, 5.00%, 03/01/2015, (AMBAC)	364,990
900,000	Kingsport Water & Sewer GO, Series B, 5.00%, 03/01/2014, (AMBAC)	978,939
685,000	Robertson County GO, 4.50%, 06/01/2014, (MBIA)	718,079

		2,459,022

TEXAS (8.3%)
110,000	Alief Independent School District GO, 5.00%, 02/15/2013, (PSF-GTD)	117,432
750,000	Allen Independent School District GO, 5.00%, 02/15/2021, (PSF-GTD)	772,574
765,000	Dallas Waterworks & Sewer System Revenue Bonds, Series A, 4.00%, 10/01/2015	759,927
220,000	Euless GO, Series A, 5.00%, 02/15/2022, (AMBAC)	225,562
500,000	Fort Worth Independent School District GO, 5.75%, 02/15/2012, (PSF-GTD)	556,820
240,000	Garland GO, 4.50%, 02/15/2019	239,698
470,000	Gregory Portland Independent School District GO, 5.50%, 08/15/2019, (PSF-GTD)	509,207
350,000	Klein Independent School District GO, 5.00%, 08/01/2018, (PSF-GTD)	367,941
255,000	Laredo GO, 5.38%, 08/15/2020, (FGIC)	271,157
220,000	McKinney GO, 5.20%, 08/15/2014, (FGIC)	233,913
210,000	Montgomery County Municipal Utility District No. 47 Waterworks & Sewer GO, 6.70%, 10/01/2012, (AMBAC)	222,688
250,000	Montgomery County Municipal Utility District No. 47 Waterworks & Sewer GO, 6.13%, 10/01/2015, (AMBAC)	263,460
290,000	New Braunfels Independent School GO, 5.75%, 02/01/2014, (PSF-GTD)	322,901
150,000	San Antonio GO, 5.25%, 08/01/2013	165,525
295,000	San Felipe Del Rio Independent School District GO, 5.38%, 08/15/2016, (PSF-GTD)	317,155
100,000	Texas State Public Finance Authority Park & Wildlife GO, 5.50%, 10/01/2005	104,468
635,000	Texas State Public Finance Authority Park & Wildlife GO, 5.90%, 10/01/2017	714,463
630,000	Ysleta Independent School District Public Facility Corp. Lease Revenue Bonds, 5.50%, 11/15/2010, (AMBAC)	704,075

		6,868,966

VIRGINIA (1.0%)
100,000	Hampton Public Improvement GO, 5.00%, 01/15/2014, (State Aid Withholding)	109,074
700,000	Virginia Resources Authority Infrastructure Revenue Bonds, Senior Series, 5.00%, 11/01/2015	754,971

		864,045

WASHINGTON (4.1%)
400,000	King County School District No. 403 Renton GO, 4.00%, 12/01/2005, (FSA-School Board Guaranty)	411,728
300,000	King County Sewer GO, Revenue Bonds, 6.25%, 01/01/2035	312,156
250,000	Snohomish County School District No. 006 Mukilteo GO, 5.35%, 12/01/2015, (School Board Guaranty)	271,425
500,000	Snohomish County School District No. 015 Edmonds GO, Series A, 5.00%, 12/01/2015, (FSA-School Board Guaranty)	541,680
300,000	Tacoma Water Revenue Bonds, 5.25%, 12/01/2018, (FSA)	318,315
100,000	Washington State GO, Series A, 4.75%, 07/01/2016	102,166
180,000	Washington State GO, Series DD-14 & B, 6.00%, 09/01/2019, (pre-refunded 09/01/2004 @ 100)	180,657
540,000	Washington State, Motor Vehicle Fuel Tax GO, Series R4B, 5.00%, 07/01/2014, (MBIA)	581,537
575,000	Washington State, Motor Vehicle Fuel Tax GO, Series R4B, 5.00%, 07/01/2015, (MBIA)	614,324

		3,333,988

WEST VIRGINIA (0.6%)
450,000	West Virginia University Revenue Bonds, Series A, 5.50%, 04/01/2017, (MBIA)	504,041

WISCONSIN (10.1%)
135,000	Cedarburg School District GO, Series B, 5.00%, 03/01/2013, (FSA)	148,044
145,000	Cedarburg School District GO, Series B, 5.00%, 03/01/2014, (FSA)	159,010
150,000	Door County GO, Series A, 5.25%, 09/01/2020, (FGIC)	157,767
100,000	Elmbrook School District GO, 3.90%, 04/01/2013	100,464
100,000	Fond Du Lac GO, 4.75%, 03/01/2015, (FGIC)	104,977
200,000	Fond Du Lac GO, 4.75%, 03/01/2016, (FGIC)	208,504
200,000	Fond Du Lac GO, 4.75%, 03/01/2017, (FGIC)	206,906
500,000	Fond Du Lac Promissory Notes GO, 4.40%, 05/01/2011, (FGIC)	522,045
225,000	Geneva Joint School District No. 4 GO, 5.25%, 04/01/2012, (FSA)	249,305
100,000	Ladysmith Hawkins School District GO, 4.60%, 09/01/2014, (FGIC)	104,540

450,000	Ladysmith Hawkins School District GO, 4.80%, 09/01/2016, (FGIC)	469,634
130,000	Menomonee Falls Water Systems Mortgage Revenue Bonds, 4.60%, 12/01/2010, (FSA)	138,567
500,000	Milwaukee GO, Series B6, 5.00%, 10/01/2013	542,970
345,000	Oak Creek-Franklin Joint School District GO, 4.30%, 04/01/2007, (FGIC)	361,591
520,000	Osceola School District School Building GO, Series A, 5.13%, 05/01/2017, (FGIC)	546,099
775,000	Outagamie County GO, 5.50%, 04/01/2014	855,398
220,000	Two Rivers Public School District GO, 5.75%, 03/01/2012, (FSA)	249,031
505,000	Verona Area School District GO, Series A, 5.50%, 10/01/2012, (MBIA)	553,632
435,000	Waterford Graded Joint School District No. 1 GO, 4.75%, 04/01/2017, (FSA)	451,865
135,000	Whitewater GO, 4.38%, 09/01/2008, (FSA)	142,537
185,000	Whitewater GO, 4.38%, 09/01/2009, (FSA)	195,763
750,000	Wisconsin State Clean Water Revenue Bonds, Series 1, 4.60%, 06/01/2013	775,184
1,000,000	Wisconsin State GO, Series 1, 5.00%, 11/01/2005	1,040,729

		8,284,562

Total MUNICIPAL BONDS (Cost $77,015,417)		78,637,329

INVESTMENT COMPANY (3.4%)
2,816,800	SEI Tax-Exempt Trust Money Market Fund	2,816,800

Total INVESTMENT COMPANY (Cost $2,816,800)		2,816,800

Total Investments (Cost $79,832,217) (a) - 99.0%		81,454,129
Other assets in excess of liabilities - 1.0%		846,035

NET ASSETS - 100.0%		$82,300,164

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,120,258
Unrealized depreciation	(498,346)

Net unrealized appreciation	$1,621,912

Aggregate cost for federal income tax purposes is substantially the same.

AMBAC — Insured by AMBAC Indemnity Corp.

FGIC — Insured by Financial Guaranty Insurance Corp.

FSA — Insured by Financial Security Assurance Inc.

GO — General Obligations

HUD — Insured by Department of Housing & Urban Development

MBIA — Insured by Municipal Bond Insurance Assoc.

PSF-GTD — Permanent School Fund Guarantee

Q-SBLF — Qualified-School Bond Loan Fund

SCSDE — South Carolina State Department of Education

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Old Westbury Funds, Inc.

By (Signature and Title)*      /s/ Bryan Haft                                        Bryan Haft, Treasurer

Date         9/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Bryan Haft                                       Bryan Haft, Treasurer

Date         9/29/04

By (Signature and Title)*      /s/ Walter B. Grimm                   Walter B. Grimm, President

Date         9/29/04

*	Print the name and title of each signing officer under his or her signature.